Related party transactions (Details 3) - CNY (¥) ¥ in Millions	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Amount due from related parties	¥ 169	¥ 5,577
ATRenew Group
Related Party Transaction [Line Items]
Amount due from related parties	53	22
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties	(182)	(610)
JD Technology
Related Party Transaction [Line Items]
Amount due from related parties	(1,497)	(637)
JD Technology | Loan
Related Party Transaction [Line Items]
Amount due from related parties	50	3,378
Property Funds
Related Party Transaction [Line Items]
Amount due from related parties	427	1,068
Property Funds | Loan
Related Party Transaction [Line Items]
Amount due from related parties	¥ 1,136	¥ 1,746